SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	6 Months Ended		1 Months Ended									1 Months Ended			1 Months Ended
	Apr. 04, 2013	Jun. 30, 2013	Jun. 30, 2013 Hanover Holdings I LLC [Member]	Nov. 20, 2013 Subsequent Event [Member]	Oct. 24, 2013 Subsequent Event [Member]	Oct. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Sep. 13, 2013 Subsequent Event [Member]	Sep. 15, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member]	Oct. 17, 2013 Subsequent Event [Member]	Sep. 15, 2013 Subsequent Event [Member] Building [Member]	Sep. 30, 2013 Subsequent Event [Member] Good Faith Credit LLC Good Faith [Member]	Feb. 05, 2013 Subsequent Event [Member] Good Faith Credit LLC Good Faith [Member]	Jul. 09, 2013 Subsequent Event [Member] Hanover Holdings I LLC [Member] Accounts Payable [Member]
Minimum bid price per share	$ 1.00					$ 1.00
Value of shares issued to settle liabilities																$ 7,206,000
Common shares issued for settling liabilities																5,623,969
Initial settlement shares issued for settling liabilities																4,066,667
Additional settlement shares issued for settling liabilities																1,333,334
True-up shares issued for settling liabilities																223,968
Senior Secured Convertible Notes Issued								15,000
Senior Secured Convertible Notes Coupon Rate								8.00%
Senior Secured Convertible Notes Payable Maturity Period								Dec. 31, 2014
Value of shares issued for payment of the note								5,875,000
Number of shares issued for payment of the note								2,568,306
Cash Paid For Convertible Senior Secured Notes								125,000
Shares, Issued							3,330,595							1,050,000
Issue Of Senior Convertible Promissory Notes															1,000,000
Senior Convertible Promissory Notes Coupon Rate On Unpaid Principal															10.00%
Senior Convertible Promissory Notes Coupon Rate On Outstanding Principal															5.00%
Warrants issued for settlement of advisory services										540,000	258,667
Investment Warrants, Exercise Price										$ 0.084	$ 0.174
Shares issued in connection to warrants exercise					734,027
Stockholders Equity, Reverse Stock Split		the Company’s board of directors and a majority of its shareholders approved a 1-for-15 reverse stock split of its common shares (the “Reverse Stock Split”). The Reverse Stock Split was effective upon the commencement of trading on October 17, 2013. Accordingly, all share and per share amounts disclosed in this report give retroactive effect for all periods presented to the 1-for-15 reverse stock split.		the Company’s board of directors and a majority of its shareholders approved a 1-for-3 reverse stock split of its common stock, effective upon the commencement of trading on December 6, 2013.			the Company’s board of directors and a majority of its shareholders approved a 1-for-15 reverse stock split of its common shares (the “Reverse Stock Split”). The Reverse Stock Split was effective upon the commencement of trading on October 17, 2013.
Amounts owed to third parties												37,500,000
Break Up Fee			3,700,000
Shares to be Issued for Break Up			2,300,000
Acquistion Of Handy Size Dry Bulk Vessel													19,500,000
Percentage Of Down Payment													20.00%
Capacity Of Vessel									35,000 dwt
Convertible Senior Secured Notes Installments Payable								$ 1,500,000
Senior Convertible note Conversion price at holder's option															$ 12.3
Percentage Of Address Commission On Purchase Price													1.00%